Income Taxes (Details) - Schedule of deferred tax asset and liability - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Deferred tax assets:
Tax loss carry forwards	$ 951,323	$ 101,848
Bad debt allowance	236
Reserve of inventory	26,757
Advertising expense	23,995	7,061
Less: valuation allowance	(416,883)	(11,585)
Deferred tax assets, net	$ 585,428	$ 97,324